Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan $ / shares in Units, $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Israeli [Member]
Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan [Line Items]
Dividend yield (%)
Contractual term of up to (years)	6 years 6 months
Exercise multiple (in Dollars) | $	$ 1
US [Member]
Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan [Line Items]
Dividend yield (%)
Contractual term of up to (years)	6 years 6 months
Exercise multiple (in Dollars) | $	$ 1
Bottom of range [Member] | Israeli [Member]
Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan [Line Items]
Expected volatility of the share prices (%)	33.00%
Risk-free interest rate (%)	3.74%
Weighted average share prices (NIS) (in Dollars per share)	$ 20.82
Expected average forfeiture rate (%)	5.50%
Bottom of range [Member] | US [Member]
Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan [Line Items]
Expected volatility of the share prices (%)	42.00%
Risk-free interest rate (%)	3.04%
Weighted average share prices (NIS) (in Dollars per share)	$ 5.88
Expected average forfeiture rate (%)	5.50%
Top of range [Member] | Israeli [Member]
Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan [Line Items]
Expected volatility of the share prices (%)	129.00%
Risk-free interest rate (%)	4.87%
Weighted average share prices (NIS) (in Dollars per share)	$ 22.77
Expected average forfeiture rate (%)	8.50%
Top of range [Member] | US [Member]
Significant Events in the Reporting Period (Details) - Schedule of Israeli Share Option Plan [Line Items]
Expected volatility of the share prices (%)	97.00%
Risk-free interest rate (%)	6.11%
Weighted average share prices (NIS) (in Dollars per share)	$ 6.3
Expected average forfeiture rate (%)	8.50%